S000088120 [Member] Investment Objectives and Goals - Morgan Stanley Pathway Small-Mid Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Morgan Stanley Pathway Small-Mid Cap Equity ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.